TRADE AND OTHER PAYABLES (Details) - USD ($)		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024
TRADE AND OTHER PAYABLES (Details) [Line Items]
Trade payables settlement term		90 days
Other payables		$ 650,000
Third party amounting equal amount	[1]	$ 506,191	$ 477,836
Weighted average term		3 months
Third Parties [Member]
TRADE AND OTHER PAYABLES (Details) [Line Items]
Third party amounting equal amount		$ 506,191
Interest-bearing per annum percent		8.00%

[1]	The balance represents a loan from a third party amounting to S$650,000 which equal to $506,191 which is interest-bearing at 8% per annum and repayable on demand.